Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP High Income Portfolio
March 31, 2025
VIPHI-NPRT1-0525
1.799878.121
Alternative Funds - 1.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $13,736,566)	1,381,211	13,383,935

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (d)(e)(f)	175,000	173,706
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (d)(e)(f)	150,000	149,234
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (d)(e)(f)	100,000	100,365
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (d)(e)(f)	125,000	124,280
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.552% 7/15/2039 (d)(e)(f)	250,000	247,687
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (d)(e)(f)	250,000	252,146
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (d)(e)(f)	100,000	100,813
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	100,000	99,207
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (d)(e)(f)(g)	200,000	200,000
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (d)(e)(f)	100,000	100,711
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (d)(e)(f)	125,000	125,051
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (d)(e)(f)	245,000	241,460
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (d)(e)(f)	121,000	121,081
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4766% 2/15/2038 (d)(e)(f)	100,000	100,000
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (d)(e)(f)	1,000,000	1,002,934
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (d)(e)(f)	250,000	249,721
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (d)(e)(f)	125,000	125,991
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,340,681
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (d)(e)(f)	308,000	308,406
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (d)(e)(f)	250,000	250,493
TOTAL UNITED STATES		558,899
TOTAL ASSET-BACKED SECURITIES (Cost $4,074,000)		4,073,286

Bank Loan Obligations - 6.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.428% 9/13/2029 (e)(f)(h)(i)	46,881	46,834
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (e)(f)(h)	270,000	241,515
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (e)(f)(h)	1,584,000	1,519,515
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (e)(f)(h)	1,195,845	1,194,996
UNITED STATES - 6.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.4249% 12/30/2027 (e)(f)(h)	1,356,813	1,322,052
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/22/2032 (e)(f)(h)(j)	280,000	276,237
		1,598,289
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 7/8/2031 (e)(f)(h)	49,750	48,761
TOTAL COMMUNICATION SERVICES		1,647,050

Consumer Discretionary - 2.4%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/28/2032 (e)(f)(h)	280,000	275,450
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 1/26/2029 (e)(f)(h)	410,710	378,625
		654,075
Broadline Retail - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8992% 6/18/2029 (e)(f)(h)	1,072,655	1,003,554
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/23/2032 (e)(f)(h)	1,672,554	1,666,282
		2,669,836
Distributors - 0.0%
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (e)(f)(h)(j)	115,000	110,400
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (e)(f)(h)	3,330,366	2,806,266
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (e)(h)	1,014,049	937,995
		3,744,261
Hotels, Restaurants & Leisure - 0.6%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (e)(f)(h)	1,320,179	1,320,457
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1768% 10/31/2031 (e)(f)(h)	748,024	707,818
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (e)(f)(h)	396,850	358,927
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (e)(f)(h)	1,696,607	1,632,985
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (e)(f)(h)	621,693	600,158
		4,620,345
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 6/29/2028 (e)(f)(h)	989,755	900,559
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 10/30/2027 (e)(f)(h)	1,003,578	969,286
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 10/30/2027 (e)(f)(h)	253,692	246,335
		2,116,180
Specialty Retail - 0.6%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (e)(f)(h)	175,000	167,750
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 6/6/2031 (e)(f)(h)	2,751,563	2,532,126
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 4/16/2028 (e)(f)(h)	441,964	439,595
Valvoline Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/19/2032 (e)(f)(h)(j)	1,160,000	1,158,550
		4,298,021
TOTAL CONSUMER DISCRETIONARY		18,213,118

Consumer Staples - 0.0%
Food Products - 0.0%
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.573% 2/19/2032 (e)(f)(h)	41,121	41,059
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1% 2/4/2032 (e)(f)(h)(k)	3,879	3,874
		44,933
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (e)(f)(h)	159,600	159,600
Mesquite Energy Inc 1LN, term loan 0% (e)(h)(i)(j)(l)	658,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (e)(f)(h)(i)(j)(l)	1,525,908	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (e)(f)(h)	2,115,000	1,808,325
		1,967,925
Financials - 0.3%
Financial Services - 0.3%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/30/2031 (e)(f)(h)	84,788	84,030
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 7/31/2031 (e)(f)(h)	1,142,138	1,134,760
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/20/2032 (e)(f)(h)	770,000	764,710
		1,983,500
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0692% 9/19/2031 (e)(f)(h)	104,543	103,831
TOTAL FINANCIALS		2,087,331

Health Care - 0.4%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (e)(f)(h)	411,639	374,591
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (e)(f)(h)	630,897	606,942
		981,533
Health Care Technology - 0.2%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 2/15/2029 (e)(f)(h)	1,159,463	1,143,161
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 9/25/2030 (e)(f)(h)(j)	1,165,000	1,118,400
TOTAL HEALTH CARE		3,243,094

Industrials - 0.4%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 1/27/2032 (e)(f)(h)	85,000	84,362
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0466% 2/26/2032 (e)(f)(h)	205,603	202,690
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 1% 1/30/2032 (e)(f)(h)(k)	19,397	19,122
		306,174
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 12/21/2028 (e)(f)(h)	731,615	723,252
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (e)(f)(h)	389,095	367,263
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (e)(f)(h)	99,248	99,076
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8185% 3/3/2032 (e)(f)(h)	200,000	197,800
		1,387,391
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3028% 12/21/2029 (e)(f)(h)	126,991	129,452
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (e)(f)(h)(k)	72,566	73,972
		203,424
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/26/2031 (e)(f)(h)(j)	50,000	49,625
Professional Services - 0.2%
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 6/2/2028 (e)(f)(h)	1,529,342	1,497,165
TOTAL INDUSTRIALS		3,443,779

Information Technology - 1.7%
IT Services - 0.3%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (e)(f)(h)	1,264,854	1,178,527
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.3992% 6/30/2028 (e)(f)(h)	1,223,225	951,058
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 3/22/2032 (e)(f)(h)	325,000	323,580
		2,453,165
Software - 1.3%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1749% 12/10/2029 (e)(f)(h)	61,126	60,713
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 12/11/2028 (e)(f)(h)	1,265,850	1,249,343
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (e)(f)(h)(j)	705,000	701,694
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0749% 11/15/2032 (e)(f)(h)	400,000	405,332
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 10/29/2029 (e)(f)(h)	334,721	333,824
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.547% 9/13/2029 (e)(f)(h)(i)	2,007,369	2,005,361
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (e)(f)(h)	1,545,000	1,527,619
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 12/31/2031 (e)(f)(h)	1,236,900	1,131,417
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6867% 5/15/2028 (e)(f)(h)	325,514	333,245
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (e)(f)(h)	1,504,903	1,500,915
		9,249,463
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 2/23/2032 (e)(f)(h)	1,120,000	1,101,800
TOTAL INFORMATION TECHNOLOGY		12,804,428

Materials - 0.8%
Chemicals - 0.8%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4394% 6/4/2028 (e)(f)(h)	945,652	772,598
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/12/2028 (e)(f)(h)(k)	431,355	432,433
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.4394% 6/12/2028 (e)(f)(h)	679,922	681,622
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (e)(f)(h)	1,205,591	1,192,402
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (e)(f)(h)	800,980	735,356
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3248% 3/15/2029 (e)(f)(h)	2,098,276	2,035,328
		5,849,739
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4666% 1/30/2032 (e)(f)(h)	85,000	84,629
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 10/19/2029 (e)(f)(h)	14,963	14,481
		99,110
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4999% 4/13/2029 (e)(f)(h)	210,718	209,641
TOTAL MATERIALS		6,158,490

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1894% 3/25/2028 (e)(f)(h)	407,918	399,111
TOTAL UNITED STATES		50,009,259
TOTAL BANK LOAN OBLIGATIONS (Cost $55,103,601)		53,012,119

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2365% 6/15/2038 (d)(e)(f)	522,536	512,085
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1015% 11/15/2038 (d)(e)(f)	746,132	742,168
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1335% 7/15/2038 (d)(e)(f)	282,365	282,189
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (d)(e)	475,000	458,447
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6345% 7/15/2038 (d)(e)(f)	1,111,000	1,099,890
TOTAL UNITED STATES		3,094,779
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,988,882)		3,094,779

Common Stocks - 1.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	7,500	446,249
TANZANIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Helios Towers PLC (m)	1,416,100	1,949,978
UNITED STATES - 1.6%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	163	2,934
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Topgolf Callaway Brands Corp (m)(n)	42,300	278,757
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp	4,568	200,855
Mesquite Energy Inc (i)(m)	82,533	7,209,238
New Fortress Energy Inc (o)	28,760	238,996
		7,649,089
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (i)(m)	65,803	822,538
Cano Health LLC warrants (i)(m)	2,914	11,801
Surgery Partners Inc (m)	28,800	684,000
		1,518,339
Industrials - 0.0%
Machinery - 0.0%
Chart Industries Inc (m)	1,400	202,104
Passenger Airlines - 0.0%
Spirit Airlines LLC (i)	9,586	134,204
TOTAL INDUSTRIALS		336,308

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (m)	4,000	259,760
IT Services - 0.2%
GTT Communications Inc (i)(m)	23,507	1,114,467
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc	3,500	280,525
ON Semiconductor Corp (m)	11,200	455,728
		736,253
TOTAL INFORMATION TECHNOLOGY		2,110,480

Real Estate - 0.1%
Specialized REITs - 0.1%
SBA Communications Corp Class A	3,300	726,033
TOTAL UNITED STATES		12,621,940
TOTAL COMMON STOCKS (Cost $9,742,885)		15,018,167

Convertible Corporate Bonds - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	2,578,244	2,877,804
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (d)	10,000	9,769
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (d)	20,000	18,226
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 0% 5/1/2027 (p)	288,000	304,200
Wolfspeed Inc 1.875% 12/1/2029	1,960,000	421,400
		725,600
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (d)	120,000	118,432
TOTAL INFORMATION TECHNOLOGY		844,032

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	1,670,000	1,549,760
Redfin Corp 0.5% 4/1/2027	1,931,000	1,686,856
		3,236,616
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	585,000	618,053
TOTAL UNITED STATES		7,604,500
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,006,317)		7,604,500

Fixed-Income Funds - 0.1%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (Cost $772,242)	21,300	784,053

Non-Convertible Corporate Bonds - 84.1%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)	555,000	555,763
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (d)	422,000	409,252
Mineral Resources Ltd 8.5% 5/1/2030 (d)	790,000	764,088
Mineral Resources Ltd 9.25% 10/1/2028 (d)	675,000	674,928

TOTAL AUSTRALIA		1,848,268
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	615,000	556,726
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)	3,065,000	2,977,188
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.75% 9/19/2029 (d)(q)	800,000	801,152
CANADA - 3.6%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	580,000	554,343
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	3,200,000	2,896,048
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	1,540,000	1,549,722
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	410,000	407,769
		5,407,882
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)	695,000	526,347
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	770,000	682,902
		1,209,249
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Baytex Energy Corp 7.375% 3/15/2032 (d)	1,005,000	966,652
Parkland Corp 6.625% 8/15/2032 (d)	1,535,000	1,534,121
Teine Energy Ltd 6.875% 4/15/2029 (d)	167,000	163,281
		2,664,054
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)	230,000	246,286
Health Care - 0.1%
Pharmaceuticals - 0.1%
1375209 Bc Ltd 9% 1/30/2028 (d)	835,000	834,353
Industrials - 0.7%
Aerospace & Defense - 0.2%
Bombardier Inc 7% 6/1/2032 (d)	770,000	766,669
Bombardier Inc 7.25% 7/1/2031 (d)	1,105,000	1,108,759
		1,875,428
Commercial Services & Supplies - 0.5%
Garda World Security Corp 8.25% 8/1/2032 (d)	775,000	756,352
Wrangler Holdco Corp 6.625% 4/1/2032 (d)(n)	3,080,000	3,135,890
		3,892,242
TOTAL INDUSTRIALS		5,767,670

Information Technology - 0.4%
Software - 0.4%
Open Text Corp 3.875% 12/1/2029 (d)	1,020,000	927,854
Open Text Holdings Inc 4.125% 12/1/2031 (d)	1,110,000	980,251
Open Text Holdings Inc 4.125% 2/15/2030 (d)(n)	1,465,000	1,336,011
		3,244,116
Materials - 1.1%
Chemicals - 0.9%
Methanex Corp 5.125% 10/15/2027	2,855,000	2,799,175
Methanex Corp 5.65% 12/1/2044	1,542,000	1,267,558
NOVA Chemicals Corp 4.25% 5/15/2029 (d)	1,135,000	1,084,671
NOVA Chemicals Corp 7% 12/1/2031 (d)	700,000	729,824
NOVA Chemicals Corp 9% 2/15/2030 (d)	370,000	398,170
		6,279,398
Metals & Mining - 0.2%
Capstone Copper Corp 6.75% 3/31/2033 (d)	945,000	941,249
New Gold Inc 6.875% 4/1/2032 (d)	790,000	797,879
		1,739,128
TOTAL MATERIALS		8,018,526

Utilities - 0.1%
Gas Utilities - 0.1%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)	670,000	618,683
TOTAL CANADA		28,010,819
COLOMBIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	2,875,000	1,510,813
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)	780,000	785,366
FINLAND - 0.3%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)(n)	770,000	788,018
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	1,270,000	1,196,437
TOTAL FINLAND		1,984,455
FRANCE - 1.3%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA 5.125% 1/15/2029 (d)	2,490,000	1,956,155
Altice France SA 5.125% 7/15/2029 (d)	3,325,000	2,604,582
Altice France SA 5.5% 1/15/2028 (d)	795,000	635,178
Altice France SA 5.5% 10/15/2029 (d)	1,215,000	962,712
Iliad Holding SASU 7% 4/15/2032 (d)	555,000	554,550
		6,713,177
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Opal Bidco SAS 0% 3/31/2032 (d)(g)	1,410,000	1,410,000
Energy - 0.2%
Energy Equipment & Services - 0.2%
Viridien 10% 10/15/2030 (d)	910,000	932,046
Viridien 8.75% 4/1/2027 (d)	855,000	873,707
		1,805,753
TOTAL FRANCE		9,928,930
GERMANY - 0.6%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.875% 4/14/2028 (d)	370,000	363,378
ZF North America Capital Inc 7.125% 4/14/2030 (d)(n)	370,000	356,184
		719,562
Industrials - 0.4%
Machinery - 0.4%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)	3,410,000	3,346,095
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 12.875% 10/1/2028 (d)	75,000	79,357
Mercer International Inc 5.125% 2/1/2029	475,000	407,068
		486,425
TOTAL GERMANY		4,552,082
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 8.75% 10/1/2031 (d)	585,000	541,493
Tullow Oil PLC 10.25% 5/15/2026 (d)	1,790,000	1,631,138

TOTAL GHANA		2,172,631
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	770,000	782,261
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	270,000	239,489
HONG KONG - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
Seaspan Corp 5.5% 8/1/2029 (d)	2,170,000	1,963,663
IRELAND - 0.8%
Financials - 0.6%
Financial Services - 0.6%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	970,000	981,538
GGAM Finance Ltd 8% 2/15/2027 (d)	1,565,000	1,603,368
GGAM Finance Ltd 8% 6/15/2028 (d)	1,040,000	1,090,552
TrueNoord Capital DAC 8.75% 3/1/2030 (d)	785,000	796,714
		4,472,172
Industrials - 0.2%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (d)(e)	685,000	684,727
Commercial Services & Supplies - 0.1%
Cimpress PLC 7.375% 9/15/2032 (d)	935,000	859,188
TOTAL INDUSTRIALS		1,543,915

TOTAL IRELAND		6,016,087
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	210,000	225,865
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	210,000	234,052

TOTAL ISRAEL		459,917
ITALY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 6% 9/30/2034	72,000	68,999
Telecom Italia Capital SA 7.2% 7/18/2036	212,000	212,991
		281,990
Financials - 0.4%
Banks - 0.4%
UniCredit SpA 5.861% 6/19/2032 (d)(e)	1,532,000	1,537,097
UniCredit SpA 7.296% 4/2/2034 (d)(e)	863,000	910,705
		2,447,802
Information Technology - 0.1%
Communications Equipment - 0.1%
Fibercop SpA 6% 9/30/2034 (d)	288,000	262,146
Fibercop SpA 7.2% 7/18/2036 (d)	633,000	610,764
Fibercop SpA 7.721% 6/4/2038 (d)	235,000	235,310
		1,108,220
TOTAL ITALY		3,838,012
LUXEMBOURG - 0.6%
Communication Services - 0.4%
Media - 0.3%
Altice Financing SA 5.75% 8/15/2029 (d)	2,570,000	1,879,913
Altice France Holding SA 6% 2/15/2028 (d)	1,565,000	457,840
		2,337,753
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (d)	1,095,000	1,040,294
TOTAL COMMUNICATION SERVICES		3,378,047

Information Technology - 0.2%
Software - 0.2%
ION Trading Technologies Sarl 5.75% 5/15/2028 (d)	1,283,000	1,193,793
TOTAL LUXEMBOURG		4,571,840
NETHERLANDS - 0.3%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (d)	990,000	906,877
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Sigma Holdco BV 7.875% 5/15/2026 (d)	390,000	386,352
Materials - 0.1%
Containers & Packaging - 0.1%
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)	655,000	651,637
TOTAL NETHERLANDS		1,944,866
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (d)	560,000	554,400
IHS Holding Ltd 8.25% 11/29/2031 (d)	560,000	555,268

TOTAL NIGERIA		1,109,668
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	580,000	579,588
TGS ASA 8.5% 1/15/2030 (d)	775,000	800,275

TOTAL NORWAY		1,379,863
PANAMA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	1,310,000	1,260,220
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	1,185,000	1,165,580
TOTAL PANAMA		2,425,800
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	3,320,000	2,454,136
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	1,285,000	1,113,131
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)	370,000	341,626
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)	1,480,000	1,391,467
TOTAL SPAIN		1,733,093
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)	1,860,000	1,629,418
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	280,000	274,966
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)	275,000	272,168
		2,176,552
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	1,170,000	1,167,197
TOTAL SWITZERLAND		3,343,749
TANZANIA - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	2,720,000	2,755,360
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)	350,000	343,507
UNITED KINGDOM - 2.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)	1,035,000	942,939
Media - 0.6%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	3,830,000	3,364,511
Virgin Media Vendor Financing Notes IV DAC 5% 7/15/2028 (d)	851,000	804,165
		4,168,676
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)	415,000	357,837
TOTAL COMMUNICATION SERVICES		5,469,452

Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	255,000	263,574
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)	735,000	766,182
		1,029,756
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	1,025,000	1,016,031
Hotels, Restaurants & Leisure - 0.1%
Motion Finco Sarl 8.375% 2/15/2032 (d)	405,000	393,279
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	1,200,000	1,184,998
TOTAL CONSUMER DISCRETIONARY		3,624,064

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (d)	3,085,000	3,415,872
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (d)	650,000	606,593
Materials - 0.2%
Chemicals - 0.2%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	1,440,000	1,489,241
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	1,290,000	1,250,858
TOTAL UNITED KINGDOM		15,856,080
UNITED STATES - 69.6%
Communication Services - 6.6%
Diversified Telecommunication Services - 1.5%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)(n)	455,000	432,070
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	950,000	870,903
Consolidated Communications Inc 5% 10/1/2028 (d)	980,000	918,657
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	1,360,000	1,341,826
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)(n)	940,000	938,941
Frontier Communications Holdings LLC 5.875% 11/1/2029	615,000	615,059
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)	955,000	1,006,028
Level 3 Financing Inc 10.5% 5/15/2030 (d)(n)	2,370,000	2,539,440
Level 3 Financing Inc 11% 11/15/2029 (d)	712,350	793,943
Level 3 Financing Inc 3.875% 10/15/2030 (d)	975,000	735,930
Level 3 Financing Inc 4% 4/15/2031 (d)	840,000	630,000
Level 3 Financing Inc 4.5% 4/1/2030 (d)	890,000	712,000
		11,534,797
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (d)	760,000	759,943
Media - 5.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)	1,755,000	1,536,683
Block Communications Inc 4.875% 3/1/2028 (d)	167,000	157,394
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(n)	1,370,000	1,126,825
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	1,120,000	992,463
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	2,885,000	2,504,349
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	1,750,000	1,593,037
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(n)	1,975,000	1,753,592
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	905,000	878,285
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	1,144,000	1,126,770
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(n)	780,000	764,747
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)(n)	1,895,000	1,946,286
CSC Holdings LLC 3.375% 2/15/2031 (d)	2,500,000	1,788,436
CSC Holdings LLC 4.125% 12/1/2030 (d)	375,000	271,551
CSC Holdings LLC 4.5% 11/15/2031 (d)	345,000	250,170
CSC Holdings LLC 4.625% 12/1/2030 (d)	2,515,000	1,223,893
CSC Holdings LLC 5.375% 2/1/2028 (d)	1,930,000	1,645,961
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (d)	527,000	510,687
DISH DBS Corp 5.125% 6/1/2029	2,040,000	1,330,991
DISH DBS Corp 7.375% 7/1/2028	1,640,000	1,170,648
EchoStar Corp 10.75% 11/30/2029	6,604,657	6,926,720
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)	2,562,017	2,324,617
Radiate Holdco LLC / Radiate Finance Inc 4.5% 9/15/2026 (d)	815,000	697,322
Sirius XM Radio LLC 5.5% 7/1/2029 (d)(n)	410,000	395,864
TEGNA Inc 4.625% 3/15/2028 (n)	1,100,000	1,040,597
TEGNA Inc 5% 9/15/2029 (n)	425,000	394,489
Univision Communications Inc 4.5% 5/1/2029 (d)(n)	370,000	326,906
Univision Communications Inc 6.625% 6/1/2027 (d)	890,000	882,638
Univision Communications Inc 8% 8/15/2028 (d)(n)	2,240,000	2,246,997
Univision Communications Inc 8.5% 7/31/2031 (d)(n)	1,030,000	1,006,454
		38,815,372
TOTAL COMMUNICATION SERVICES		51,110,112

Consumer Discretionary - 10.3%
Automobile Components - 0.4%
Adient Global Holdings Ltd 7% 4/15/2028 (d)	205,000	205,418
Dana Financing Luxembourg Sarl 5.75% 4/15/2025 (d)	83,000	82,837
Dana Inc 4.25% 9/1/2030 (n)	167,000	154,127
Dana Inc 5.375% 11/15/2027 (n)	167,000	165,142
Hertz Corp/The 4.625% 12/1/2026 (d)	660,000	460,020
Patrick Industries Inc 6.375% 11/1/2032 (d)(n)	1,195,000	1,158,290
Phinia Inc 6.75% 4/15/2029 (d)	585,000	592,350
		2,818,184
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (d)(e)(f)	205,000	205,757
Broadline Retail - 0.8%
CMG Media Corp 8.875% 6/18/2029 (d)	1,760,000	1,518,000
Kohl's Corp 4.25% 7/17/2025	85,000	84,241
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	220,000	189,601
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	847,000	759,093
Match Group Holdings II LLC 5% 12/15/2027 (d)	167,000	163,697
Nordstrom Inc 4.25% 8/1/2031	950,000	816,154
Nordstrom Inc 4.375% 4/1/2030	635,000	568,027
Wayfair LLC 7.25% 10/31/2029 (d)	780,000	746,931
Wayfair LLC 7.75% 9/15/2030 (d)(n)	1,175,000	1,134,397
		5,980,141
Distributors - 0.2%
Gates Corp/DE 6.875% 7/1/2029 (d)	1,160,000	1,180,096
Diversified Consumer Services - 0.8%
Service Corp International/US 4% 5/15/2031 (n)	582,000	527,129
Service Corp International/US 4.625% 12/15/2027	167,000	163,414
Service Corp International/US 5.125% 6/1/2029 (n)	365,000	355,469
Service Corp International/US 5.75% 10/15/2032	1,420,000	1,395,486
Sotheby's 7.375% 10/15/2027 (d)	810,000	779,877
TKC Holdings Inc 10.5% 5/15/2029 (d)	1,790,000	1,783,149
TKC Holdings Inc 6.875% 5/15/2028 (d)	1,290,000	1,281,657
		6,286,181
Hotels, Restaurants & Leisure - 5.3%
Caesars Entertainment Inc 6% 10/15/2032 (d)(n)	800,000	747,095
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	2,200,000	2,192,866
Caesars Entertainment Inc 7% 2/15/2030 (d)	875,000	886,987
Carnival Corp 5.75% 3/1/2027 (d)	905,000	905,569
Carnival Corp 5.75% 3/15/2030 (d)	790,000	784,075
Carnival Corp 6% 5/1/2029 (d)	1,310,000	1,300,825
Carnival Corp 6.125% 2/15/2033 (d)	945,000	933,044
Carnival Corp 6.65% 1/15/2028	175,000	179,246
Carnival Corp 7% 8/15/2029 (d)	1,535,000	1,605,603
Churchill Downs Inc 5.75% 4/1/2030 (d)(n)	2,470,000	2,415,982
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)	195,000	190,125
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	1,847,000	1,701,098
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	2,140,000	1,850,238
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)(n)	2,820,000	2,471,708
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	295,000	275,187
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,615,000	1,462,572
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	550,000	544,576
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)(n)	1,530,000	1,516,028
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)	555,000	532,595
Las Vegas Sands Corp 2.9% 6/25/2025	167,000	166,022
Las Vegas Sands Corp 3.5% 8/18/2026	167,000	163,771
Life Time Inc 6% 11/15/2031 (d)	1,595,000	1,581,367
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)(g)	1,000,000	982,757
NCL Corp Ltd 7.75% 2/15/2029 (d)	1,920,000	2,000,556
NCL Finance Ltd 6.125% 3/15/2028 (d)	370,000	368,816
Neogen Food Safety Corp 8.625% 7/20/2030 (d)(n)	335,000	352,721
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)	870,000	853,984
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	2,705,000	2,703,314
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	975,000	983,804
Station Casinos LLC 4.5% 2/15/2028 (d)(n)	750,000	718,359
Station Casinos LLC 6.625% 3/15/2032 (d)(n)	1,540,000	1,527,382
Viking Cruises Ltd 9.125% 7/15/2031 (d)	760,000	811,780
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	370,000	363,760
VOC Escrow Ltd 5% 2/15/2028 (d)	510,000	497,483
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(n)	1,185,000	1,154,113
Yum! Brands Inc 3.625% 3/15/2031	365,000	326,970
Yum! Brands Inc 4.625% 1/31/2032	1,985,000	1,851,598
Yum! Brands Inc 4.75% 1/15/2030 (d)	167,000	161,313
Yum! Brands Inc 5.375% 4/1/2032 (n)	290,000	282,700
		40,347,989
Household Durables - 0.9%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)	565,000	511,354
Beazer Homes USA Inc 7.5% 3/15/2031 (d)	610,000	590,977
Landsea Homes Corp 8.875% 4/1/2029 (d)	755,000	719,033
LGI Homes Inc 7% 11/15/2032 (d)	1,420,000	1,342,894
LGI Homes Inc 8.75% 12/15/2028 (d)	575,000	599,252
Newell Brands Inc 5.7% 4/1/2026 (r)	216,000	215,734
Newell Brands Inc 6.375% 5/15/2030	795,000	773,120
Newell Brands Inc 6.375% 9/15/2027 (n)	350,000	351,296
Newell Brands Inc 6.625% 5/15/2032 (n)	680,000	660,871
Newell Brands Inc 6.625% 9/15/2029	380,000	380,801
Newell Brands Inc 7% 4/1/2046 (n)(r)	290,000	254,074
TopBuild Corp 4.125% 2/15/2032 (d)(n)	800,000	711,663
Tri Pointe Homes Inc 5.7% 6/15/2028	140,000	139,399
		7,250,468
Leisure Products - 0.1%
Mattel Inc 5.45% 11/1/2041	290,000	265,617
Mattel Inc 5.875% 12/15/2027 (d)	167,000	167,432
		433,049
Specialty Retail - 1.4%
Bath & Body Works Inc 6.694% 1/15/2027 (n)	375,000	382,735
Carvana Co 10.25% 5/1/2030 (d)	85,000	87,550
Carvana Co 11% 6/1/2030 pay-in-kind (d)(e)	597,877	632,915
Carvana Co 14% 6/1/2031 pay-in-kind (d)(e)	764,852	849,759
Carvana Co 4.875% 9/1/2029 (d)	1,170,000	1,014,975
Carvana Co 5.5% 4/15/2027 (d)	622,000	584,680
Carvana Co 5.875% 10/1/2028 (d)	305,000	279,838
Carvana Co 9% 12/1/2028 pay-in-kind (d)(e)	335,900	345,850
Foot Locker Inc 4% 10/1/2029 (d)(n)	440,000	364,130
Group 1 Automotive Inc 6.375% 1/15/2030 (d)(n)	740,000	741,589
Hudson Automotive Group 8% 5/15/2032 (d)(n)	470,000	484,433
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)	470,000	487,806
Michaels Cos Inc/The 5.25% 5/1/2028 (d)	610,000	418,764
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (n)	780,000	781,471
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (d)	320,000	295,564
Staples Inc 10.75% 9/1/2029 (d)	1,555,000	1,404,849
Staples Inc 12.75% 1/15/2030 (d)	1,150,000	778,904
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(n)	975,000	997,764
		10,933,576
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc 4.125% 8/15/2031 (d)(n)	477,000	420,642
Crocs Inc 4.25% 3/15/2029 (d)	167,000	155,237
Kontoor Brands Inc 4.125% 11/15/2029 (d)(n)	335,000	307,817
Levi Strauss & Co 3.5% 3/1/2031 (d)	410,000	360,742
Under Armour Inc 3.25% 6/15/2026 (n)	334,000	325,219
William Carter Co/The 5.625% 3/15/2027 (d)	167,000	165,840
Wolverine World Wide Inc 4% 8/15/2029 (d)	1,855,000	1,569,530
		3,305,027
TOTAL CONSUMER DISCRETIONARY		78,740,468

Consumer Staples - 3.3%
Beverages - 0.4%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)(n)	2,910,000	2,901,452
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (d)	195,000	190,565
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,662,000	1,529,552
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	1,200,000	1,146,429
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)	845,000	853,233
C&S Group Enterprises LLC 5% 12/15/2028 (d)(n)	1,465,000	1,223,862
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	1,145,000	1,177,753
Performance Food Group Inc 5.5% 10/15/2027 (d)	125,000	123,805
Performance Food Group Inc 6.125% 9/15/2032 (d)	705,000	700,743
United Natural Foods Inc 6.75% 10/15/2028 (d)	145,000	143,187
US Foods Inc 4.625% 6/1/2030 (d)	475,000	451,085
US Foods Inc 4.75% 2/15/2029 (d)	1,285,000	1,238,492
US Foods Inc 5.75% 4/15/2033 (d)	700,000	680,971
US Foods Inc 7.25% 1/15/2032 (d)(n)	750,000	779,622
Walgreens Boots Alliance Inc 8.125% 8/15/2029	515,000	525,870
		10,765,169
Food Products - 1.3%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (d)(e)	605,000	657,612
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (d)(n)	290,000	279,040
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)(n)	885,000	909,286
Darling Ingredients Inc 6% 6/15/2030 (d)(n)	510,000	506,909
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	705,000	727,889
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	445,000	457,297
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	630,000	586,841
Pilgrim's Pride Corp 4.25% 4/15/2031	457,000	430,016
Post Holdings Inc 4.625% 4/15/2030 (d)	1,125,000	1,050,597
Post Holdings Inc 5.5% 12/15/2029 (d)(n)	1,655,000	1,608,646
Post Holdings Inc 6.25% 10/15/2034 (d)(n)	720,000	708,885
Post Holdings Inc 6.25% 2/15/2032 (d)	305,000	306,789
Post Holdings Inc 6.375% 3/1/2033 (d)(n)	1,000,000	983,316
TreeHouse Foods Inc 4% 9/1/2028 (n)	480,000	432,097
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (d)	160,000	148,268
		9,793,488
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (d)(n)	820,000	818,040
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)(n)	290,000	299,639
Tobacco - 0.1%
Turning Point Brands Inc 7.625% 3/15/2032 (d)(n)	800,000	833,330
TOTAL CONSUMER STAPLES		25,411,118

Energy - 9.4%
Energy Equipment & Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)(n)	920,000	923,614
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	1,150,000	1,172,255
Nabors Industries Inc 8.875% 8/15/2031 (d)	985,000	855,267
Transocean Inc 8% 2/1/2027 (d)	1,095,000	1,090,890
Transocean Inc 8.25% 5/15/2029 (d)	2,690,000	2,627,224
Transocean Poseidon Ltd 6.875% 2/1/2027 (d)	312,375	310,300
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)(n)	915,000	930,618
Valaris Ltd 8.375% 4/30/2030 (d)	1,320,000	1,321,515
		9,231,683
Oil, Gas & Consumable Fuels - 8.2%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)	985,000	1,001,889
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (d)	532,000	530,437
Antero Resources Corp 7.625% 2/1/2029 (d)	167,000	171,197
APA Corp 4.25% 1/15/2030 (d)(n)	612,000	581,879
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)	320,000	318,507
California Resources Corp 7.125% 2/1/2026 (d)	95,000	94,906
California Resources Corp 8.25% 6/15/2029 (d)	2,545,000	2,586,407
Cheniere Energy Inc 4.625% 10/15/2028	167,000	165,213
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	1,535,000	1,531,545
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	755,000	768,334
CNX Resources Corp 7.25% 3/1/2032 (d)(n)	1,530,000	1,555,811
CNX Resources Corp 7.375% 1/15/2031 (d)	385,000	391,254
Comstock Resources Inc 5.875% 1/15/2030 (d)(n)	880,000	831,074
Comstock Resources Inc 6.75% 3/1/2029 (d)	1,585,000	1,550,195
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	925,000	974,635
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (d)	920,000	934,212
CVR CHC LP 5.75% 2/15/2028 (d)	1,334,000	1,243,386
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	2,255,000	2,260,004
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	915,000	947,801
DT Midstream Inc 4.125% 6/15/2029 (d)	935,000	879,960
DT Midstream Inc 4.375% 6/15/2031 (d)	365,000	335,730
Energy Transfer LP 7.375% 2/1/2031 (d)	725,000	761,196
Expand Energy Corp 4.75% 2/1/2032	925,000	873,430
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	375,000	377,549
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,220,000	1,217,691
Global Partners LP / GLP Finance Corp 7% 8/1/2027	1,132,000	1,128,625
Harvest Midstream I LP 7.5% 5/15/2032 (d)	1,430,000	1,469,570
Harvest Midstream I LP 7.5% 9/1/2028 (d)	645,000	651,451
Hess Midstream Operations LP 4.25% 2/15/2030 (d)(n)	635,000	597,398
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	2,465,000	2,426,712
Hess Midstream Operations LP 5.5% 10/15/2030 (d)(n)	365,000	357,392
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	770,000	788,884
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (d)	745,000	776,799
Kinetik Holdings LP 5.875% 6/15/2030 (d)(n)	890,000	880,730
Kinetik Holdings LP 6.625% 12/15/2028 (d)	1,585,000	1,610,206
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (d)(n)	620,000	605,297
Matador Resources Co 6.25% 4/15/2033 (d)(n)	400,000	390,172
Matador Resources Co 6.5% 4/15/2032 (d)(n)	1,305,000	1,293,297
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)(n)	770,000	750,811
Murphy Oil Corp 6% 10/1/2032 (n)	795,000	764,281
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	460,000	408,563
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)(n)	1,150,000	1,158,036
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)	1,085,000	1,087,796
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	345,000	351,885
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(n)	2,215,000	1,939,862
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(n)	680,000	643,175
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	1,010,000	994,850
Permian Resources Operating LLC 7% 1/15/2032 (d)	1,670,000	1,707,736
Prairie Acquiror LP 9% 8/1/2029 (d)	605,000	615,823
Range Resources Corp 4.875% 5/15/2025	167,000	166,798
Range Resources Corp 8.25% 1/15/2029	167,000	171,770
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	250,000	234,798
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)	1,010,000	967,160
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	665,000	676,136
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	385,000	375,846
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	1,407,000	1,448,243
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)	620,000	632,748
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	620,000	587,164
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	500,000	499,553
Sunoco LP 6.25% 7/1/2033 (d)	1,025,000	1,026,073
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	2,252,000	2,191,835
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	2,100,000	1,985,248
Talos Production Inc 9% 2/1/2029 (d)(n)	330,000	339,089
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	730,000	714,615
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)	790,000	795,815
Venture Global Calcasieu 3.875% 8/15/2029 (d)	2,305,000	2,133,751
Venture Global Calcasieu 4.125% 8/15/2031 (d)	1,085,000	985,831
Venture Global Calcasieu 6.25% 1/15/2030 (d)	935,000	948,980
		63,165,046
TOTAL ENERGY		72,396,729

Financials - 7.2%
Banks - 0.1%
Western Alliance Bancorp 3% 6/15/2031 (e)	1,080,000	1,009,799
Capital Markets - 1.9%
AssuredPartners Inc 5.625% 1/15/2029 (d)	795,000	793,335
AssuredPartners Inc 7.5% 2/15/2032 (d)	1,205,000	1,286,254
Coinbase Global Inc 3.375% 10/1/2028 (d)(n)	690,000	622,917
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	1,185,000	1,168,619
Hightower Holding LLC 6.75% 4/15/2029 (d)	1,110,000	1,072,491
Hightower Holding LLC 9.125% 1/31/2030 (d)	1,455,000	1,497,172
Intercontinental Exchange Inc 3.625% 9/1/2028 (n)	2,525,000	2,459,808
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	560,000	528,793
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	2,285,000	2,248,400
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)(n)	372,000	349,734
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	1,190,000	1,177,380
LPL Holdings Inc 4.375% 5/15/2031 (d)(n)	365,000	347,289
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	910,000	935,095
		14,487,287
Consumer Finance - 1.1%
Ally Financial Inc 5.75% 11/20/2025	235,000	235,696
Ally Financial Inc 6.7% 2/14/2033 (n)	1,465,000	1,465,452
Capstone Borrower Inc 8% 6/15/2030 (d)	420,000	431,219
Encore Capital Group Inc 9.25% 4/1/2029 (d)(n)	565,000	591,737
Ford Motor Credit Co LLC 4% 11/13/2030	350,000	313,359
OneMain Finance Corp 3.5% 1/15/2027	1,905,000	1,825,815
OneMain Finance Corp 6.625% 5/15/2029 (n)	555,000	556,037
OneMain Finance Corp 6.75% 3/15/2032	790,000	775,369
OneMain Finance Corp 7.125% 11/15/2031 (n)	385,000	387,222
OneMain Finance Corp 7.5% 5/15/2031	1,535,000	1,561,177
PRA Group Inc 8.875% 1/31/2030 (d)(n)	390,000	406,720
		8,549,803
Financial Services - 2.3%
Azorra Finance Ltd 7.75% 4/15/2030 (d)	555,000	549,166
Block Inc 6.5% 5/15/2032 (d)	1,525,000	1,540,374
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)	940,000	978,480
Clue Opco LLC 9.5% 10/15/2031 (d)(n)	1,535,000	1,535,453
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	460,000	456,778
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	2,455,000	2,045,367
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,785,000	1,697,020
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,205,000	1,139,034
Jefferson Capital Holdin 9.5% 2/15/2029 (d)	615,000	652,736
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	1,160,000	1,176,006
NFE Financing LLC 12% 11/15/2029 (d)	2,071,914	1,746,390
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)	295,000	253,050
Saks Global Enterprises LLC 11% 12/15/2029 (d)	635,000	514,413
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	920,000	927,305
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	590,000	588,525
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	2,210,000	2,250,016
		18,050,113
Insurance - 1.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)	290,000	271,342
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	880,000	904,135
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	535,000	557,310
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	840,000	811,890
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	365,000	366,427
AmWINS Group Inc 4.875% 6/30/2029 (d)	2,230,000	2,102,239
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	795,000	783,528
HUB International Ltd 7.25% 6/15/2030 (d)	2,210,000	2,276,314
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	1,275,000	1,299,137
Ryan Specialty LLC 5.875% 8/1/2032 (d)	1,515,000	1,496,340
USI Inc/NY 7.5% 1/15/2032 (d)	470,000	479,483
		11,348,145
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Rithm Capital Corp 8% 4/1/2029 (d)	465,000	462,380
Starwood Property Trust Inc 6.5% 10/15/2030 (d)(g)	780,000	772,766
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	1,110,000	1,110,565
		2,345,711
TOTAL FINANCIALS		55,790,858

Health Care - 6.7%
Biotechnology - 0.1%
Amgen Inc 5.6% 3/2/2043	805,000	797,938
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	480,000	333,553
		1,131,491
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (d)	830,000	766,275
Avantor Funding Inc 4.625% 7/15/2028 (d)	548,000	528,157
Embecta Corp 5% 2/15/2030 (d)	270,000	241,612
Hologic Inc 3.25% 2/15/2029 (d)	500,000	461,232
Insulet Corp 6.5% 4/1/2033 (d)	335,000	340,514
Medline Borrower LP 3.875% 4/1/2029 (d)	2,555,000	2,388,244
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	1,540,000	1,559,603
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)(n)	760,000	772,640
		7,058,277
Health Care Providers & Services - 3.7%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)	595,000	594,414
AMN Healthcare Inc 4% 4/15/2029 (d)(n)	420,000	378,452
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	2,405,000	1,901,096
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	4,605,000	3,799,330
CHS/Community Health Systems Inc 5.625% 3/15/2027 (d)	1,515,000	1,446,705
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	470,000	280,529
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	520,000	337,212
CHS/Community Health Systems Inc 8% 12/15/2027 (d)	167,000	165,221
DaVita Inc 3.75% 2/15/2031 (d)(n)	510,000	444,020
DaVita Inc 4.625% 6/1/2030 (d)(n)	2,795,000	2,572,998
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	405,000	390,038
HealthEquity Inc 4.5% 10/1/2029 (d)(n)	1,275,000	1,195,171
Humana Inc 5.875% 3/1/2033	730,000	746,344
ModivCare Inc 5% 10/1/2029 (d)	120,000	31,987
Molina Healthcare Inc 3.875% 11/15/2030 (d)(n)	855,000	765,349
Molina Healthcare Inc 3.875% 5/15/2032 (d)	390,000	342,159
Molina Healthcare Inc 6.25% 1/15/2033 (d)	80,000	78,735
Option Care Health Inc 4.375% 10/31/2029 (d)	205,000	191,266
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)	1,670,000	1,602,532
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (d)(e)	917,511	908,336
Select Medical Corp 6.25% 12/1/2032 (d)(n)	1,195,000	1,164,335
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	1,125,000	1,112,493
Tenet Healthcare Corp 4.25% 6/1/2029	1,545,000	1,455,537
Tenet Healthcare Corp 4.375% 1/15/2030	1,660,000	1,556,129
Tenet Healthcare Corp 4.625% 6/15/2028	750,000	723,875
Tenet Healthcare Corp 6.125% 6/15/2030	1,640,000	1,636,074
Tenet Healthcare Corp 6.25% 2/1/2027	1,195,000	1,195,593
Tenet Healthcare Corp 6.75% 5/15/2031	240,000	243,429
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	330,000	329,049
		27,588,408
Health Care Technology - 0.1%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)	450,000	422,105
IQVIA Inc 6.5% 5/15/2030 (d)(n)	690,000	702,262
		1,124,367
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	660,000	607,524
Charles River Laboratories International Inc 4% 3/15/2031 (d)(n)	822,000	735,634
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	290,000	276,615
		1,619,773
Pharmaceuticals - 1.7%
1261229 BC Ltd 10% 4/15/2032 (d)(g)	2,880,000	2,862,324
Bausch Health Americas Inc 9.25% 4/1/2026 (d)	410,000	401,527
Bausch Health Cos Inc 11% 9/30/2028 (d)	835,000	795,338
Bausch Health Cos Inc 4.875% 6/1/2028 (d)	1,175,000	948,813
Bausch Health Cos Inc 5.25% 1/30/2030 (d)	760,000	450,300
Bausch Health Cos Inc 5.5% 11/1/2025 (d)	3,350,000	3,346,650
Bausch Health Cos Inc 9% 12/15/2025 (d)	405,000	405,000
Jazz Securities DAC 4.375% 1/15/2029 (d)	1,250,000	1,187,716
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)(n)	2,265,000	2,116,765
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(n)	730,000	636,490
		13,150,923
TOTAL HEALTH CARE		51,673,239

Industrials - 9.4%
Aerospace & Defense - 1.6%
BWX Technologies Inc 4.125% 6/30/2028 (d)	2,000,000	1,888,741
Goat Holdco LLC 6.75% 2/1/2032 (d)	1,190,000	1,164,701
Howmet Aerospace Inc 5.95% 2/1/2037	290,000	303,537
Moog Inc 4.25% 12/15/2027 (d)	110,000	105,970
OneSky Flight LLC 8.875% 12/15/2029 (d)	365,000	368,900
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)	565,000	623,672
TransDigm Inc 4.625% 1/15/2029 (n)	855,000	811,799
TransDigm Inc 6% 1/15/2033 (d)	2,350,000	2,312,723
TransDigm Inc 6.375% 3/1/2029 (d)	3,820,000	3,858,945
TransDigm Inc 6.75% 8/15/2028 (d)	1,100,000	1,112,375
		12,551,363
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (d)(n)	1,720,000	1,702,813
Building Products - 0.7%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)(n)	300,000	301,306
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (d)	495,000	508,047
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (d)(e)	815,000	766,273
Builders FirstSource Inc 4.25% 2/1/2032 (d)	1,270,000	1,136,163
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	2,975,000	2,976,319
		5,688,108
Commercial Services & Supplies - 3.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)	1,265,000	1,162,511
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (d)	915,000	917,915
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	1,370,000	1,387,468
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	1,365,000	1,288,257
Artera Services LLC 8.5% 2/15/2031 (d)	4,495,000	4,194,392
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	3,090,000	2,947,866
Clean Harbors Inc 6.375% 2/1/2031 (d)(n)	340,000	343,636
CoreCivic Inc 4.75% 10/15/2027	1,240,000	1,203,387
CoreCivic Inc 8.25% 4/15/2029	1,530,000	1,620,387
GEO Group Inc/The 10.25% 4/15/2031	1,535,000	1,668,510
GEO Group Inc/The 8.625% 4/15/2029	750,000	787,163
GFL Environmental Inc 6.75% 1/15/2031 (d)	555,000	572,101
Madison IAQ LLC 4.125% 6/30/2028 (d)	1,515,000	1,429,777
Madison IAQ LLC 5.875% 6/30/2029 (d)	830,000	784,160
Neptune Bidco US Inc 9.29% 4/15/2029 (d)(n)	1,410,000	1,216,125
OT Midco Inc 10% 2/15/2030 (d)	1,200,000	1,025,013
Reworld Holding Corp 4.875% 12/1/2029 (d)	985,000	916,162
Waste Pro USA Inc 7% 2/1/2033 (d)	710,000	712,396
Williams Scotsman Inc 6.625% 4/15/2030 (d)	550,000	555,879
		24,733,105
Construction & Engineering - 0.6%
Arcosa Inc 6.875% 8/15/2032 (d)(n)	460,000	466,354
Great Lakes Dredge & Dock Corp 5.25% 6/1/2029 (d)	595,000	538,788
Pike Corp 5.5% 9/1/2028 (d)	1,425,000	1,378,702
Pike Corp 8.625% 1/31/2031 (d)	850,000	895,735
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	1,160,000	1,134,917
		4,414,496
Electrical Equipment - 0.8%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (d)	675,000	528,187
Regal Rexnord Corp 6.05% 2/15/2026	1,050,000	1,057,950
Regal Rexnord Corp 6.05% 4/15/2028	705,000	723,242
Regal Rexnord Corp 6.3% 2/15/2030	705,000	733,218
Sensata Technologies BV 4% 4/15/2029 (d)	2,060,000	1,893,355
WESCO Distribution Inc 6.375% 3/15/2033 (d)	1,180,000	1,185,957
		6,121,909
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)(n)	630,000	614,468
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	1,155,000	1,154,093
XPO Inc 6.25% 6/1/2028 (d)	205,000	207,270
XPO Inc 7.125% 2/1/2032 (d)	975,000	998,861
XPO Inc 7.125% 6/1/2031 (d)(n)	345,000	353,280
		3,327,972
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)(n)	820,000	780,935
Machinery - 0.2%
Allison Transmission Inc 4.75% 10/1/2027 (d)	167,000	162,874
Mueller Water Products Inc 4% 6/15/2029 (d)(n)	1,277,000	1,186,381
		1,349,255
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (d)(n)	365,000	363,154
American Airlines Inc 8.5% 5/15/2029 (d)(n)	1,245,000	1,263,920
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	615,000	607,061
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd 6.5% 6/20/2027 (d)	157,500	158,179
		2,392,314
Professional Services - 0.4%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	915,000	900,047
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)(n)	2,678,000	2,542,216
		3,442,263
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)	825,000	867,860
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (d)	480,000	458,572
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)	385,000	390,411
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)(n)	1,090,000	1,138,354
United Rentals North America Inc 6% 12/15/2029 (d)	365,000	370,568
United Rentals North America Inc 6.125% 3/15/2034 (d)(n)	1,925,000	1,926,205
		5,151,970
Transportation Infrastructure - 0.1%
First Student Bidco Inc / First Transit Parent Inc 4% 7/31/2029 (d)(n)	680,000	623,422
TOTAL INDUSTRIALS		72,279,925

Information Technology - 4.4%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (d)(n)	627,000	557,434
Viasat Inc 5.625% 9/15/2025 (d)	1,175,000	1,165,229
		1,722,663
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp 5% 12/15/2029 (d)(n)	1,990,000	1,898,388
CPI CG Inc 10% 7/15/2029 (d)	415,000	441,758
Insight Enterprises Inc 6.625% 5/15/2032 (d)(n)	635,000	639,970
Lightning Power LLC 7.25% 8/15/2032 (d)	715,000	736,150
Sensata Technologies Inc 3.75% 2/15/2031 (d)	365,000	318,696
Sensata Technologies Inc 6.625% 7/15/2032 (d)(n)	860,000	851,317
TTM Technologies Inc 4% 3/1/2029 (d)(n)	3,020,000	2,782,972
		7,669,251
IT Services - 0.7%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	1,745,000	1,602,372
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	825,000	803,001
ASGN Inc 4.625% 5/15/2028 (d)	635,000	605,973
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (d)	935,000	941,376
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	1,232,000	1,141,264
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	322,000	319,266
		5,413,252
Semiconductors & Semiconductor Equipment - 0.7%
Entegris Inc 3.625% 5/1/2029 (d)(n)	630,000	579,143
Entegris Inc 5.95% 6/15/2030 (d)(n)	2,980,000	2,964,839
ON Semiconductor Corp 3.875% 9/1/2028 (d)	827,000	774,251
Wolfspeed Inc 7.9583% 6/23/2030 (d)(i)(k)(r)	1,398,935	1,362,283
		5,680,516
Software - 1.6%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (d)	790,000	693,123
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)(n)	405,000	361,254
Cloud Software Group Inc 6.5% 3/31/2029 (d)	1,840,000	1,788,601
Cloud Software Group Inc 8.25% 6/30/2032 (d)	385,000	391,441
Cloud Software Group Inc 9% 9/30/2029 (d)	3,160,000	3,151,752
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	160,000	157,348
Fair Isaac Corp 5.25% 5/15/2026 (d)	167,000	166,923
Gen Digital Inc 6.25% 4/1/2033 (d)	980,000	975,543
Gen Digital Inc 7.125% 9/30/2030 (d)(n)	340,000	347,041
McAfee Corp 7.375% 2/15/2030 (d)	835,000	739,039
Rackspace Finance LLC 3.5% 5/15/2028 (d)	815,325	335,143
SS&C Technologies Inc 5.5% 9/30/2027 (d)	270,000	267,958
SS&C Technologies Inc 6.5% 6/1/2032 (d)(n)	1,520,000	1,536,432
UKG Inc 6.875% 2/1/2031 (d)(n)	945,000	958,645
		11,870,243
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 5.75% 12/1/2034	755,000	732,837
Seagate HDD Cayman 8.25% 12/15/2029	345,000	366,827
Seagate HDD Cayman 8.5% 7/15/2031	415,000	440,711
		1,540,375
TOTAL INFORMATION TECHNOLOGY		33,896,300

Materials - 7.2%
Chemicals - 3.3%
Avient Corp 6.25% 11/1/2031 (d)(n)	785,000	777,612
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	1,430,000	1,474,806
Celanese US Holdings LLC 6.5% 4/15/2030 (n)	635,000	630,496
Celanese US Holdings LLC 6.75% 4/15/2033 (n)	1,265,000	1,227,917
Chemours Co/The 5.75% 11/15/2028 (d)(n)	1,745,000	1,609,485
Chemours Co/The 8% 1/15/2033 (d)	400,000	374,033
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)	1,029,000	994,721
Element Solutions Inc 3.875% 9/1/2028 (d)	645,000	607,299
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(e)	2,579,298	2,314,920
LSB Industries Inc 6.25% 10/15/2028 (d)	620,000	597,328
Mativ Holdings Inc 8% 10/1/2029 (d)	805,000	693,814
Methanex US Operations Inc 6.25% 3/15/2032 (d)(n)	1,195,000	1,163,974
Olin Corp 5% 2/1/2030	690,000	649,773
Olin Corp 6.625% 4/1/2033 (d)	790,000	767,574
Olympus Water US Holding Corp 4.25% 10/1/2028 (d)(n)	1,180,000	1,090,398
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)(n)	1,250,000	1,096,790
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(n)	770,000	755,909
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)(n)	785,000	814,999
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	2,375,000	2,259,000
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	1,125,000	1,079,721
Scotts Miracle-Gro Co/The 4% 4/1/2031	145,000	127,192
Scotts Miracle-Gro Co/The 4.375% 2/1/2032	220,000	193,303
Tronox Inc 4.625% 3/15/2029 (d)(n)	2,370,000	2,026,895
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	2,490,000	2,142,910
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	295,000	294,746
		25,765,615
Construction Materials - 0.3%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	1,180,000	1,187,493
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	1,290,000	1,336,486
		2,523,979
Containers & Packaging - 1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	935,000	796,176
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	1,155,000	1,138,930
Ball Corp 2.875% 8/15/2030 (n)	365,000	318,167
Ball Corp 6% 6/15/2029 (n)	440,000	445,104
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,995,000	2,006,017
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	1,170,000	1,178,094
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)	1,205,000	1,222,045
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	350,000	341,864
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(n)	500,000	456,473
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	1,520,000	1,523,467
Mauser Packaging Solutions Holding Co 9.25% 4/15/2027 (d)	830,000	782,938
Sealed Air Corp 5% 4/15/2029 (d)	890,000	864,386
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)(n)	435,000	435,626
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)(n)	1,415,000	1,464,739
		12,974,026
Metals & Mining - 1.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	300,000	308,812
Alumina Pty Ltd 6.375% 9/15/2032 (d)	2,370,000	2,330,777
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	460,000	469,022
ATI Inc 4.875% 10/1/2029	250,000	238,094
ATI Inc 5.875% 12/1/2027	770,000	764,741
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)	145,000	126,161
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)	400,000	391,423
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(n)	1,535,000	1,472,937
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(n)	400,000	383,814
Commercial Metals Co 3.875% 2/15/2031	440,000	393,154
Commercial Metals Co 4.125% 1/15/2030 (n)	940,000	878,604
Kaiser Aluminum Corp 4.5% 6/1/2031 (d)(n)	485,000	429,238
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)	1,735,000	1,648,003
Novelis Corp 3.25% 11/15/2026 (d)	205,000	198,182
Novelis Corp 3.875% 8/15/2031 (d)(n)	340,000	295,598
Novelis Inc/Ontario 6.875% 1/30/2030 (d)	1,560,000	1,582,073
Vibrantz Technologies Inc 9% 2/15/2030 (d)	1,185,000	965,793
		12,876,426
Paper & Forest Products - 0.2%
LABL Inc 10.5% 7/15/2027 (d)	385,000	343,131
LABL Inc 5.875% 11/1/2028 (d)	205,000	161,327
LABL Inc 9.5% 11/1/2028 (d)	135,000	114,140
Magnera Corp 7.25% 11/15/2031 (d)(n)	555,000	539,798
		1,158,396
TOTAL MATERIALS		55,298,442

Real Estate - 2.4%
Diversified REITs - 0.9%
Safehold GL Holdings LLC 2.85% 1/15/2032	1,005,000	864,229
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	2,165,000	1,873,483
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)	1,391,000	1,477,648
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	2,475,000	2,223,039
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (d)	730,000	687,178
		7,125,577
Health Care REITs - 0.8%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)	1,200,000	1,124,779
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	2,032,000	1,353,783
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029 (n)	1,780,000	1,356,951
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (n)	1,737,000	1,569,140
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)	1,010,000	1,028,881
		6,433,534
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(n)	525,000	528,877
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)(n)	543,200	483,028
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)	16,000	11,959
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)	20,000	16,351
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	345,000	360,640
Howard Hughes Corp/The 4.125% 2/1/2029 (d)	555,000	506,429
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	455,000	405,013
Kennedy-Wilson Inc 4.75% 2/1/2030 (n)	975,000	872,054
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)(n)	352,000	338,273
Taylor Morrison Communities Inc 5.875% 6/15/2027 (d)	167,000	166,874
		3,160,621
Specialized REITs - 0.2%
Iron Mountain Inc 4.5% 2/15/2031 (d)	365,000	334,591
Iron Mountain Inc 6.25% 1/15/2033 (d)	395,000	391,193
SBA Communications Corp 3.125% 2/1/2029	372,000	339,509
SBA Communications Corp 3.875% 2/15/2027	167,000	162,402
		1,227,695
TOTAL REAL ESTATE		18,476,304

Utilities - 2.7%
Electric Utilities - 2.3%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	170,000	145,656
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	1,525,000	1,339,742
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	585,000	567,054
DPL Inc 4.35% 4/15/2029	120,000	114,571
FirstEnergy Corp 1.6% 1/15/2026	167,000	162,777
NRG Energy Inc 3.375% 2/15/2029 (d)	1,535,000	1,409,371
NRG Energy Inc 3.625% 2/15/2031 (d)	525,000	464,970
NRG Energy Inc 5.25% 6/15/2029 (d)	1,405,000	1,369,221
NRG Energy Inc 5.75% 7/15/2029 (d)	690,000	677,036
NRG Energy Inc 6.25% 11/1/2034 (d)	795,000	782,606
PG&E Corp 5.25% 7/1/2030 (n)	4,230,000	4,060,768
PG&E Corp 7.375% 3/15/2055 (e)	712,000	699,791
Vistra Operations Co LLC 5% 7/31/2027 (d)	167,000	164,420
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	1,455,000	1,449,587
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	1,475,000	1,544,694
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(n)	1,470,000	1,446,071
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(n)	1,125,000	1,106,309
		17,504,644
Gas Utilities - 0.0%
Ferrellgas LP / Ferrellgas Finance Corp 5.375% 4/1/2026 (d)	167,000	165,313
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027 (n)	302,000	300,376
		465,689
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.75% 10/15/2032 (d)	935,000	935,607
Sunnova Energy Corp 11.75% 10/1/2028 (d)	455,000	193,420
Sunnova Energy Corp 5.875% 9/1/2026 (d)	1,850,000	785,825
		1,914,852
Water Utilities - 0.2%
Aris Water Holdings LLC 7.25% 4/1/2030 (d)	1,175,000	1,188,278
TOTAL UTILITIES		21,073,463

TOTAL UNITED STATES		536,146,958
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)	798,000	796,396
First Quantum Minerals Ltd 8% 3/1/2033 (d)	550,000	557,291
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	260,000	265,524
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	1,905,000	2,005,013

TOTAL ZAMBIA		3,624,224
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $660,621,454)		647,785,897

Preferred Securities - 1.9%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (d)(e)(s)	430,000	427,635
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Barclays PLC 7.625% (e)(s)	635,000	626,230
UNITED STATES - 1.7%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Mesquite Energy Inc 7.25% (i)(l)(s)	5,722,000	85,830
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (e)(f)(s)	1,560,000	1,573,543
		1,659,373
Financials - 1.5%
Banks - 0.9%
Bank of America Corp 5.875% (e)(n)(s)	1,360,000	1,373,869
BW Real Estate Inc 9.5% (d)(e)(s)	465,000	469,527
Citigroup Inc 6.75% (e)(s)	965,000	962,451
Citigroup Inc 6.95% (e)(s)	395,000	397,562
Citigroup Inc 7.125% (e)(s)	1,440,000	1,486,336
JPMorgan Chase & Co 6.5% (e)(s)	1,575,000	1,628,132
Wells Fargo & Co 7.625% (e)(s)	385,000	412,625
		6,730,502
Capital Markets - 0.4%
Bank of New York Mellon Corp/The 6.3% (e)(n)(s)	395,000	406,334
Charles Schwab Corp/The 4% (e)(s)	870,000	773,778
Goldman Sachs Group Inc/The 6.125% (e)(s)	395,000	398,814
Goldman Sachs Group Inc/The 6.85% (e)(s)	1,170,000	1,199,387
		2,778,313
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (e)(s)	1,110,000	960,751
Ally Financial Inc 4.7% (e)(s)	1,120,000	1,048,534
		2,009,285
TOTAL FINANCIALS		11,518,100

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (e)(s)	275,000	249,006
TOTAL UNITED STATES		13,426,479
TOTAL PREFERRED SECURITIES (Cost $18,557,554)		14,480,344

U.S. Treasury Obligations - 1.1%
	Yield (%) (t)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $8,172,358)	4.21 to 4.55	8,232,000	8,244,219

Money Market Funds - 12.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u)	4.32	5,053,401	5,054,412
Fidelity Securities Lending Cash Central Fund (u)(v)	4.32	88,641,056	88,649,920
TOTAL MONEY MARKET FUNDS (Cost $93,704,332)			93,704,332

TOTAL INVESTMENT IN SECURITIES - 111.8% (Cost $875,480,191)	861,185,631
NET OTHER ASSETS (LIABILITIES) - (11.8)%	(90,805,621)
NET ASSETS - 100.0%	770,380,010

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,383,935 or 1.7% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $562,691,330 or 73.0% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,457,197 and $1,435,035, respectively.

(l)	Non-income producing - Security is in default.
(m)	Non-income producing
(n)	Security or a portion of the security is on loan at period end.
(o)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $238,996 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(p)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(q)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $801,152 or 0.1% of net assets.

(r)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(s)	Security is perpetual in nature with no stated maturity date.
(t)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(v)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/23/22 - 3/28/25	13,736,566

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,446,852	58,882,931	63,275,371	93,772	-	-	5,054,412	5,053,401	0.0%
Fidelity Securities Lending Cash Central Fund	59,502,238	110,317,679	81,169,997	31,542	-	-	88,649,920	88,641,056	0.3%
Total	68,949,090	169,200,610	144,445,368	125,314	-	-	93,704,332

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	12,874,932	497,908	-	257,908	-	11,095	13,383,935	1,381,211
	12,874,932	497,908	-	257,908	-	11,095	13,383,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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